Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended			20 Months Ended
	May 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)($)	Summary Compensation Table Total for Second PEO (1)($)	Compensation Actually Paid to First PEO (2)($)	Compensation Actually Paid to Second PEO (2)($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (3)($)	Net Income ($)	Company Selected Measure: Net Product Revenue ($)
2022	N/A	6,910,015	N/A	1,559,966	2,891,674	1,670,016	17.74	113.65	(165,291,065)	120,444,930
2021	3,069,589	8,355,172	(1,074,531)	5,402,741	2,004,146	(305,039)	33.54	126.45	(124,087,976)	98,435,969
2020	3,937,039	N/A	1,793,017	N/A	2,968,850	1,460,323	80.75	126.42	(196,273,469)	76,209,631
(1)
For 2022, our PEO was Mr. Paulson who was appointed as our President and Chief Executive Officer effective May 2, 2021 (“Second PEO”), and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Mano, Mr. Poulton, Mr. Frenkel, our former Chief Development Officer, and Dr. Shacham, our former President and Chief Scientific Officer. For 2021, our PEOs were Dr. Kauffman, who served as our Chief Executive Officer until May 3, 2021 (“First PEO”), and Mr. Paulson, and our Other NEOs were Mr. Mason, Mr. Frenkel, Dr. Shacham, and Dr. Shah, our former Chief Medical Officer. For 2020, our PEO was Dr. Kauffman and our Other NEOs were Mr. Mason and Dr. Shacham.
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2022 ($)			2021 ($)			2020 ($)
Adjustments	First PEO	Second PEO	Other NEOs*	First PEO	Second PEO	Other NEOs*	First PEO	Second PEO	Other NEOs*
Total Compensation from SCT(1)	—	6,910,015	2,891,674	3,069,589	8,355,172	2,004,146	3,937,039	—	2,968,850
Adjustments for defined benefit and actuarial pension plans: Not applicable
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	—	(5,545,772)	(2,095,082)	(2,340,049)	(7,086,583)	(1,302,726)	(2,950,785)	—	(2,316,987)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	1,611,947	511,965	847,392	4,468,563	481,405	2,377,252	—	1,866,622
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	—	(1,339,720)	(111,302)	(1,919,745)	(136,675)	(1,093,312)	(982,194)	—	(653,536)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	(76,504)	472,761	(731,718)	(197,736)	(394,552)	(588,295)	—	(404,627)
CAP Amounts (as calculated)	—	1,559,966	1,670,016	(1,074,531)	5,402,741	(305,039)	1,793,017	—	1,460,323

Company Selected Measure Name		Net ProductRevenue
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, our PEO was Mr. Paulson who was appointed as our President and Chief Executive Officer effective May 2, 2021 (“Second PEO”), and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Mano, Mr. Poulton, Mr. Frenkel, our former Chief Development Officer, and Dr. Shacham, our former President and Chief Scientific Officer. For 2021, our PEOs were Dr. Kauffman, who served as our Chief Executive Officer until May 3, 2021 (“First PEO”), and Mr. Paulson, and our Other NEOs were Mr. Mason, Mr. Frenkel, Dr. Shacham, and Dr. Shah, our former Chief Medical Officer. For 2020, our PEO was Dr. Kauffman and our Other NEOs were Mr. Mason and Dr. Shacham.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2022 ($)			2021 ($)			2020 ($)
Adjustments	First PEO	Second PEO	Other NEOs*	First PEO	Second PEO	Other NEOs*	First PEO	Second PEO	Other NEOs*
Total Compensation from SCT(1)	—	6,910,015	2,891,674	3,069,589	8,355,172	2,004,146	3,937,039	—	2,968,850
Adjustments for defined benefit and actuarial pension plans: Not applicable
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	—	(5,545,772)	(2,095,082)	(2,340,049)	(7,086,583)	(1,302,726)	(2,950,785)	—	(2,316,987)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	1,611,947	511,965	847,392	4,468,563	481,405	2,377,252	—	1,866,622
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	—	(1,339,720)	(111,302)	(1,919,745)	(136,675)	(1,093,312)	(982,194)	—	(653,536)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	(76,504)	472,761	(731,718)	(197,736)	(394,552)	(588,295)	—	(404,627)
CAP Amounts (as calculated)	—	1,559,966	1,670,016	(1,074,531)	5,402,741	(305,039)	1,793,017	—	1,460,323

Non-PEO NEO Average Total Compensation Amount		$ 2,891,674	$ 2,004,146	$ 2,968,850
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,670,016	(305,039)	1,460,323
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid vs. Net Product Revenue
Tabular List [Table Text Block]

The following table identifies five financial and non-financial performance measures that, in our assessment, represent the most important performance measures we used to link the CAP Amounts for our NEOs for 2022 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Net Product Revenue as the most important of our financial performance measures used to link CAP Amounts for our executives for 2022 to Company performance.

2022 Performance Measures
Net Product Revenue
License and Other Revenue
Year-end Cash
Adherence to Budget
Clinical Trial Execution

Total Shareholder Return Amount		$ 17.74	33.54	80.75
Peer Group Total Shareholder Return Amount		113.65	126.45	126.42
Net Income (Loss)		$ (165,291,065)	$ (124,087,976)	$ (196,273,469)
Company Selected Measure Amount		120,444,930	98,435,969	76,209,631
PEO Name	Dr. Kauffman			Dr. Kauffman	Mr. Paulson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		License and Other Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Year-end Cash
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adherence to Budget
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Clinical Trial Execution
Dr. Kauffman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 0	$ 3,069,589	$ 3,937,039
PEO Actually Paid Compensation Amount		0	(1,074,531)	1,793,017
Mr. Paulson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,910,015	8,355,172	0
PEO Actually Paid Compensation Amount		1,559,966	5,402,741	0
PEO [Member] | Dr. Kauffman [Member] | Aggregate value for stock awards and option awards included in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(2,340,049)	(2,950,785)
PEO [Member] | Dr. Kauffman [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	847,392	2,377,252
PEO [Member] | Dr. Kauffman [Member] | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(1,919,745)	(982,194)
PEO [Member] | Dr. Kauffman [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(731,718)	(588,295)
PEO [Member] | Mr. Paulson [Member] | Aggregate value for stock awards and option awards included in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,545,772)	(7,086,583)	0
PEO [Member] | Mr. Paulson [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,611,947	4,468,563	0
PEO [Member] | Mr. Paulson [Member] | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,339,720)	(136,675)	0
PEO [Member] | Mr. Paulson [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,504)	(197,736)	0
Non-PEO NEO [Member] | Aggregate value for stock awards and option awards included in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,095,082)	(1,302,726)	(2,316,987)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		511,965	481,405	1,866,622
Non-PEO NEO [Member] | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(111,302)	(1,093,312)	(653,536)
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 472,761	$ (394,552)	$ (404,627)